Acquisitions - Schedule of Common Stock Issued and Outstanding (Details) - shares shares in Millions			12 Months Ended
	Nov. 03, 2021	Nov. 02, 2021	Dec. 31, 2021
Common Stock Rollforward:
PIPE Investment (in shares)	100
Total shares of Aurora common stock, prior to the Merger (in shares)		129
Shares issued in exchange in the Merger (in shares)	995
Total shares of Aurora common stock, subsequent to the Merger (in shares)			1,123
Common Shareholders
Common Stock Rollforward:
Stock issued for acquisitions (in shares)	22
Aurora Common Stock Sponsors
Common Stock Rollforward:
Stock issued for acquisitions (in shares)	7
Aurora Common Stock Merger
Common Stock Rollforward:
Aurora common stock, prior to redemptions (in shares)	98
Less: Redemption of Aurora common stock (in shares)	(76)
Total shares of Aurora common stock, subsequent to the Merger (in shares)		98